Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

July 31, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Partners Group Private Income Opportunities, LLC (File Nos. 333-213376/811-23188)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Partners Group Private Income Opportunities, LLC (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on the amendment to the Registration Statement filed on June 13, 2018, to file additional exhibits and to make other non-material changes. The Registrant represents that this amendment would be filed pursuant to Rule 485(b) of the Securities Act if the Registrant was an open-end management investment company.

The Registrant and its principal underwriter filed a request for acceleration of the Registration Statement on July 31, 2018 requesting that this Registration Statement become effective on July 31, 2018, or as soon thereafter as practicable and we are willing to work with the staff towards meeting this goal. Questions and comments concerning the amendment may be directed to the undersigned at 312-569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc: Joshua B. Deringer